Long-Term Incentive Plans (LTIPs) (Tables)	12 Months Ended
Dec. 31, 2021
2016 Headhunter Unit Option Plan
Management incentive agreement
Summary of awards issued

The following awards were issued as at December 31, 2021:

	Number		Exercise	Fair value
	of		price	at grant
Awards series	units	Grant date	(per unit)	date
Series 1	785	May 10, 2016	500	160,871
Series 2	20	September 1, 2017	500	25,511
Series 3	15	September 1, 2017	900	15,415
Series 4	12	December 1, 2017	900	13,070
Series 5	8	March 1, 2018	900	8,478
Series 6	14	May 28, 2019	500	27,671
Series 7	20	May 28, 2019	1,250	22,191

Schedule of weighted average valuation assumptions

	Awards series
	Series 1	Series 2	Series 3	Series 4	Series 5
Expected volatility	39%	39%	39%	39%	39%
Expected dividend yield	—	—	—	—	—
Risk-free interest rate	7.7%	7.7%	7.7%	7.3%	6.4%
Expected life at grant date (years)	5.66	3.24	3.24	2.99	1.66

Summary of movement of awards

	For the year ended December 31,
	2021	2020
Outstanding at beginning of the period (units)	890	890
Forfeited during the period (units)	(16)	—
Outstanding at end of the period (units)	874	890

2018 Unit Option Plan
Management incentive agreement
Schedule of weighted average valuation assumptions

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	43%	43%	43%	43%	43%
Expected dividend yield	1.53%	1.53%	1.53%	1.53%	1.53%
Risk-free interest rate	1.74%	1.77%	1.80%	1.86%	1.92%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit)	763	859	932	996	1,028
Total fair value	44,205	49,815	54,036	57,738	59,600

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.94%	1.94%	1.94%	1.94%	1.94%
Risk-free interest rate	0.29%	0.33%	0.37%	0.46%	0.55%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit)	498	668	802	924	994
Total fair value	3,946	5,292	6,355	7,319	7,875

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.85%	1.85%	1.85%	1.85%	1.85%
Risk-free interest rate	0.22%	0.27%	0.32%	0.42%	0.51%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit)	1,008	1,172	1,298	1,404	1,460
Total fair value	6,428	7,476	8,278	8,954	9,312

Summary of movement of awards

(number of units)	For the year ended December 31,
	2021	2020
Outstanding at beginning of the period	300	300
Forfeited during the period	(26)	—
Outstanding at end of the period	274	300

The movement of the awards of Series 2 - 3 were as follows:

(number of units)	For the year ended December 31,
	2021	2020
Outstanding at beginning of the period	71	—
Granted during the period	—	74
Modified during the period	(68)	—
Forfeited during the period	(3)	(3)
Outstanding at end of the period	—	71

Schedule of Share Awards Issued

	Number of	Date grant approved by	Exercise price	Fair value at grant
Awards series	units	the Board of Directors	(per unit)	date
			USD
Series 1	300	May 28, 2019	13.50	265,394
Series 2	41	March 5, 2020	21.23	30,787
Series 3	33	May 26, 2020	18.92	40,448

2021 RSU Plan
Management incentive agreement
Summary of awards issued

Awards series	Number of	Date grant approved by	Exercise price	Fair value at grant
	RSUs	the Board of Directors	(per unit)	date
			USD
Series 1	251,921	July 27, 2021	—	885,968
including:
new participants	121,135		—	426,013
participants of 2018 Unit Option Plan (modification of awards)	130,786		—	459,954

Series 2	77,228	November 25, 2021	—	285,028
Series 3	161,915	December 20, 2021	—	598,210

Schedule of weighted average valuation assumptions

	Series 1	Series 2	Series 3
Expected volatility	40%	43%	43%
Expected dividend yield	2.31%	2.31%	2.31%
Risk-free interest rate	0.08 - 0.59%	0.16 – 1.03%	0.06 – 1.06%
Expected life at grant date (years)	0.87 – 3.88	0.53 – 3.53	0.26 – 3.51
Fair value (per RSU), in Russian Roubles	3,374 - 3,617	3,541 – 3,795	3,501 – 3,774
Total fair value	885,968	285,028	598,210

Summary of movement of awards

	For the year ended December 31,
	2021	2020
Outstanding at beginning of the period (RSUs)	—	—
Granted during the period (RSUs)	491,064	—
Forfeited during the period (RSUs)	(22,443)	—
Outstanding at end of the period (RSUs)	468,621	—